UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Knowledge Leaders Developed World ETF

(KLDW)

SEMI-ANNUAL REPORT

OCTOBER 31, 2021

Knowledge Leaders Developed World ETF

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Expense Example	22

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at http://www.knowledgeleadersfunds.com/kldw/. Please read the prospectus carefully before you invest.

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	ARGENTINA — 0.2%
279	MercadoLibre, Inc.*	$413,205

	AUSTRALIA — 4.2%
103,416	ALS Ltd.	1,026,097
15,372	Altium Ltd.	423,966
326,760	Boral Ltd.*	1,565,840
46,407	carsales.com Ltd.	859,556
2,214	CSL Ltd.	499,695
217,899	Harvey Norman Holdings Ltd.	811,773
38,967	IDP Education Ltd.	1,096,091
32,457	SEEK Ltd.	797,175
14,616	Sonic Healthcare Ltd.	439,452
95,232	Technology One Ltd.	873,366
		8,393,011
	BELGIUM — 0.3%
5,487	Solvay S.A.	652,763

	CANADA — 1.6%
17,304	CAE, Inc.*	525,523
15,066	Descartes Systems Group, Inc.*	1,228,446
17,577	Open Text Corp.	885,002
7,812	Ritchie Bros Auctioneers, Inc.	533,950
		3,172,921
	DENMARK — 1.4%
5,487	Chr Hansen Holding A/S	437,024
4,836	Coloplast A/S - Class B	789,155
15,438	Demant A/S*	748,563
12,183	GN Store Nord A/S	740,075
		2,714,817
	FRANCE — 4.2%
4,836	Air Liquide S.A.	807,233
5,115	BioMerieux	651,423
21,390	Cie de Saint-Gobain	1,474,323
5,115	Cie Generale des Etablissements Michelin	803,254
23,250	Dassault Systemes S.E.	1,355,527
4,557	EssilorLuxottica S.A.	943,445
6,510	Pernod Ricard S.A.	1,496,946
18,414	Sanofi - ADR	928,618
		8,460,769
	GERMANY — 4.4%
6,510	Fresenius Medical Care A.G. & Co. KGaA	432,886

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
11,439	HeidelbergCement AG	$862,309
6,384	HELLA GmbH & Co. KGaA	443,273
6,603	Merck KGaA	1,560,358
15,159	Nemetschek S.E.	1,740,241
6,045	Puma S.E.	750,626
930	Rational AG	925,138
7,347	Siemens AG	1,192,705
5,487	Symrise AG	759,122
1,302	Vitesco Technologies Group Aktiengesellschaft	74,734
		8,741,392
	IRELAND — 1.0%
4,464	Flutter Entertainment PLC*	844,120
9,765	Kingspan Group PLC	1,125,986
		1,970,106
	ISRAEL — 1.4%
9,300	Check Point Software Technologies Ltd.*	1,112,280
146,754	ICL Group Ltd.	1,257,486
1,176	Israel Corp. Ltd.*	433,692
		2,803,458
	ITALY — 2.2%
123,504	Davide Campari-Milano S.p.A.	1,755,119
11,088	De’Longhi S.p.A.	433,708
16,647	Interpump Group S.p.A.	1,228,127
13,578	Moncler S.p.A.	976,100
		4,393,054
	JAPAN — 29.6%
9,300	ABC-Mart, Inc.	444,508
74,400	Amada Co., Ltd.	732,092
33,600	Anritsu Corp.	555,457
18,600	Asahi Intecc Co., Ltd.	489,203
13,800	Asics Corp.	342,746
9,300	Bandai Namco Holdings, Inc.	708,521
46,500	Brother Industries Ltd.	896,356
37,200	Capcom Co., Ltd.	998,307
37,200	Casio Computer Co., Ltd.	523,948
33,600	Coca-Cola Bottlers Japan Holdings, Inc.	460,867
37,200	CyberAgent, Inc.	619,864
58,800	Daicel Corp.	440,388
18,600	Denso Corp.	1,341,353
27,900	Ebara Corp.	1,517,036
18,600	Fancl Corp.	561,140

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
27,900	Fuji Electric Co., Ltd.	$1,357,992
18,600	FUJIFILM Holdings Corp.	1,435,638
9,300	Fujitsu Ltd.	1,600,636
18,600	Hamamatsu Photonics KK	1,099,443
9,300	Harmonic Drive Systems, Inc.	419,224
9,300	Hisamitsu Pharmaceutical Co., Inc.	315,641
18,600	Hitachi Construction Machinery Co., Ltd.	591,318
9,300	Horiba Ltd.	606,814
55,800	Infomart Corp.	543,197
25,200	JCR Pharmaceuticals Co., Ltd.	618,591
9,300	JMDC, Inc.*	696,531
1,200	Justsystems Corp.	61,671
11,700	Kaneka Corp.	447,889
21,000	Kewpie Corp.	459,504
9,300	Kobayashi Pharmaceutical Co., Ltd.	743,021
46,500	Komatsu Ltd.	1,209,754
27,900	Konami Holdings Corp.	1,531,717
111,600	Konica Minolta, Inc.	550,048
55,800	K's Holdings Corp.	574,516
18,600	Kyocera Corp.	1,085,578
27,900	Kyowa Kirin Co., Ltd.	915,115
46,500	Lion Corp.	772,791
18,600	M3, Inc.	1,094,223
18,600	Matsumotokiyoshi Holdings Co., Ltd.	820,504
18,600	MISUMI Group, Inc.	776,461
111,600	Mitsubishi Chemical Holdings Corp.	922,651
27,900	Nexon Co., Ltd.	472,483
50,400	NGK Insulators Ltd.	836,280
9,300	Nihon Kohden Corp.	295,659
37,200	Nihon M&A Center, Inc.	1,136,961
18,600	Nihon Unisys Ltd.	520,360
46,500	Nikon Corp.	509,349
50,400	Nippon Paint Holdings Co., Ltd.	538,808
46,500	Nippon Television Holdings, Inc.	501,601
18,600	Nissan Chemical Corp.	1,032,563
18,600	Nissin Foods Holdings Co., Ltd.	1,420,794
9,300	Nitto Denko Corp.	724,262
27,900	Nomura Research Institute Ltd.	1,110,862
1,200	NS Solutions Corp.	40,202
93,000	Oji Holdings Corp.	460,004
27,900	Olympus Corp.	602,043
37,200	Ono Pharmaceutical Co., Ltd.	778,256
37,200	Pan Pacific International Holdings Corp.	778,419

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
27,900	Pola Orbis Holdings, Inc.	$594,580
21,000	Rakus Co., Ltd.	662,092
18,600	Rohto Pharmaceutical Co., Ltd.	566,849
18,600	Ryohin Keikaku Co., Ltd.	365,067
50,400	Sanwa Holdings Corp.	585,219
27,900	SCSK Corp.	562,771
33,600	Sega Sammy Holdings, Inc.	475,601
1,200	SHIFT, Inc.*	275,203
18,600	Shimadzu Corp.	752,809
37,200	Skylark Holdings Co., Ltd.*	503,395
9,300	SMS Co., Ltd.	360,500
18,600	Sohgo Security Services Co., Ltd.	792,774
260,400	Sumitomo Chemical Co., Ltd.	1,278,877
102,300	Sumitomo Rubber Industries Ltd.	1,256,938
27,900	Sundrug Co., Ltd.	816,018
18,600	Suzuki Motor Corp.	827,845
25,200	Taiheiyo Cement Corp.	532,841
55,800	Takara Holdings, Inc.	761,943
27,900	TBS Holdings, Inc.	440,430
50,400	Teijin Ltd.	675,831
27,900	Terumo Corp.	1,227,820
18,600	Toho Co., Ltd.	872,703
19,800	Toho Gas Co., Ltd.	585,187
		59,414,453
	NETHERLANDS — 0.9%
5,673	Koninklijke DSM N.V.	1,241,128
9,300	QIAGEN N.V.*	518,568
		1,759,696
	NORWAY — 0.7%
12,264	Nordic Semiconductor A.S.A.	362,441
106,857	Orkla A.S.A.	1,037,837
		1,400,278
	SINGAPORE — 0.2%
142,800	Nanofilm Technologies International Ltd.	400,285
24,300	SATS Ltd.*	75,504
		475,789
	SPAIN — 0.3%
25,761	Grifols S.A.	590,127

	SWEDEN — 5.0%
25,854	AddTech A.B. - B Shares	577,978

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
19,158	Atlas Copco A.B. - A Shares	$1,230,877
52,266	Dometic Group A.B.	759,785
35,619	Elekta A.B. - Class B	413,568
35,712	Epiroc A.B. - Class A	888,590
31,341	Getinge A.B. - B Shares	1,402,381
41,292	Hennes & Mauritz AB - B Shares	774,156
60,450	Husqvarna AB - Class B	859,750
35,433	Sandvik AB	897,325
31,899	SKF AB - Class B	739,116
2,046	Spotify Technology S.A.*	592,112
69,657	Tele2 A.B. - B Shares	982,587
		10,118,225
	SWITZERLAND — 1.2%
1,674	Geberit A.G.	1,309,521
2,790	Roche Holding AG	1,081,039
		2,390,560
	UNITED KINGDOM — 6.4%
20,916	Asos PLC	711,604
27,528	Avast PLC	211,159
16,089	Burberry Group PLC	425,422
30,039	Coca-Cola HBC A.G.	1,042,987
214,272	ConvaTec Group PLC	627,959
8,556	Croda International PLC	1,109,247
109,275	DS Smith PLC	574,290
43,338	Entain PLC*	1,216,626
12,852	Fevertree Drinks PLC	399,727
41,943	IMI PLC	939,442
93,093	JD Sports Fashion PLC	1,388,367
85,374	Meggitt PLC*	877,698
8,184	Reckitt Benckiser Group PLC*	664,679
726	Renishaw PLC	50,007
67,890	Sage Group PLC	661,472
37,572	Smiths Group PLC	698,107
5,859	Spirax-Sarco Engineering PLC	1,253,273
		12,852,066
	UNITED STATES — 33.3%
1,767	ABIOMED, Inc.*	586,715
7,068	Activision Blizzard, Inc.	552,647
2,883	Adobe, Inc.*	1,874,988
8,184	Advance Auto Parts, Inc.	1,845,656
7,440	Agilent Technologies, Inc.	1,171,726

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,905	Akamai Technologies, Inc.*	$833,661
1,848	Albemarle Corp.	462,869
744	Align Technology, Inc.*	464,531
10,974	Amphenol Corp. - Class A	842,474
5,208	Analog Devices, Inc.	903,536
1,968	ASML Holding N.V.	1,599,748
9,765	AstraZeneca PLC - ADR	609,141
2,184	Axon Enterprise, Inc.*	393,033
2,046	Becton, Dickinson and Co.	490,201
3,720	Best Buy Co., Inc.	454,733
2,883	Biogen, Inc.*	768,838
12,090	Bristol-Myers Squibb Co.	706,056
16,461	Brown-Forman Corp. - Class B	1,117,537
465	Cable One, Inc.	795,713
37,758	Church & Dwight Co., Inc.	3,298,539
2,418	Cintas Corp.	1,047,236
11,160	Cisco Systems, Inc.	624,625
3,162	Cooper Cos., Inc.	1,318,301
20,646	Corteva, Inc.	890,875
8,370	CoStar Group, Inc.*	720,239
4,929	Danaher Corp.	1,536,714
3,999	Dollar Tree, Inc.*	430,932
9,300	Dynatrace, Inc.*	697,500
5,394	Eaton Corp. PLC	888,715
10,044	eBay, Inc.	770,576
2,511	Edwards Lifesciences Corp.*	300,868
8,184	Electronic Arts, Inc.	1,147,806
3,720	Eli Lilly & Co.	947,707
17,391	Emerson Electric Co.	1,687,101
1,848	Etsy, Inc.*	463,275
3,906	F5 Networks, Inc.*	824,752
2,697	Facebook, Inc. - Class A*	872,668
20,832	Fastenal Co.	1,189,091
1,848	FedEx Corp.	435,259
3,696	Floor & Decor Holdings, Inc. - Class A*	502,360
8,148	Fortune Brands Home & Security, Inc.	826,207
924	Generac Holdings, Inc.*	460,669
9,300	Genuine Parts Co.	1,219,323
7,068	Gilead Sciences, Inc.	458,572
16,368	Graco, Inc.	1,230,546
13,299	Hasbro, Inc.	1,273,512
7,905	Hershey Co.	1,386,142
1,302	HubSpot, Inc.*	1,054,919

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,395	Illumina, Inc.*	$579,009
15,996	Ingersoll Rand, Inc.	859,945
8,370	Intel Corp.	410,130
3,069	Intuit, Inc.	1,921,163
27,900	Keurig Dr Pepper, Inc.	1,006,911
2,232	Lam Research Corp.	1,257,888
4,185	Masimo Corp.*	1,186,615
7,560	Micron Technology, Inc.	522,396
10,788	Novartis A.G. - ADR	892,815
5,055	NVIDIA Corp.	1,292,412
10,752	ON Semiconductor Corp.*	516,849
3,348	Parker-Hannifin Corp.	992,983
13,764	PPG Industries, Inc.	2,210,085
14,112	PulteGroup, Inc.	678,505
5,022	Qorvo, Inc.*	844,851
5,394	QUALCOMM, Inc.	717,618
3,255	Repligen Corp.*	945,578
3,441	Stryker Corp.	915,547
5,301	Synopsys, Inc.*	1,766,187
2,604	Take-Two Interactive Software, Inc.*	471,324
13,608	Tapestry, Inc.	530,440
2,232	Thermo Fisher Scientific, Inc.	1,413,012
		66,911,095
	TOTAL COMMON STOCKS
	(Cost $146,993,322)	197,627,785
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023*	19,190
	TOTAL WARRANTS
	(Cost $0)	19,190

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 98.5%
(Cost $146,993,322)	$197,646,975
Other Assets in Excess of Liabilities — 1.5%	3,053,135
TOTAL NET ASSETS — 100.0%	$200,700,110

ADR –	American Depository Receipt

PLC –	Public Limited Company

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	19.8%
Industrials	19.2%
Health Care	16.8%
Consumer Discretionary	15.2%
Consumer Staples	10.6%
Materials	10.3%
Communication Services	6.3%
Utilities	0.3%
Total Common Stocks	98.5%
Warrants
Consumer Discretionary	0.0%
Total Warrants	0.0%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2021 (Unaudited)

Assets:
Investments, at value (Cost $146,993,322)	$197,646,975
Foreign currency, at value (Cost $6,768)	6,735
Cash	2,490,602
Receivables:
Dividends and interest	681,128
Total assets	200,825,440

Liabilities:
Advisory fees	125,330
Total liabilities	125,330

Net Assets	$200,700,110

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$147,119,233
Total distributable earnings	53,580,877
Net Assets	$200,700,110

Shares of beneficial interest issued and outstanding	4,200,001
Net asset value per share	$47.79

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2021 (Unaudited)

Investment Income:
Dividend (net of foreign withholding taxes of $118,219)	$1,226,277
Total investment income	1,226,277

Expenses:
Advisory fees	737,940
Interest expense	97
Total expenses	738,037
Net investment income	488,240

Realized and Unrealized Gain:
Net realized gain on investments	12,574,340
Net realized loss on foreign currency transactions	(16,496)
Net change in unrealized appreciation/(depreciation) on investments	(1,002,655)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	(17,830)
Net realized and unrealized gain	11,537,359

Net Increase in Net Assets from Operations	$12,025,599

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$488,240	$1,133,940
Net realized gain on investments and foreign currency transactions	12,557,844	2,726,407
Net change in unrealized appreciation/depreciation on investments
and foreign currency translation	(1,020,485)	50,236,250
Net increase in net assets resulting from operations	12,025,599	54,096,597

Distributions to Shareholders:	-	(1,052,798)

Capital Transactions:
Net proceeds from shares sold	39,726,265	19,224,590
Cost of shares redeemed	(34,710,690)	(19,280,910)
Net increase (decrease) in net assets from capital share transactions	5,015,575	(56,320)

Total increase in net assets	17,041,174	52,987,479

Net Assets:
Beginning of period	183,658,936	130,671,457
End of period	$200,700,110	$183,658,936

Capital Share Transactions:
Shares sold	850,000	550,000
Shares redeemed	(750,000)	(550,000)
Net increase in capital share transactions	100,000	-

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$44.79	$31.87	$33.75	$34.06	$29.34	$25.64
Income from Investment Operations:
Net investment income[1]	0.12	0.28	0.31	0.39	0.31	0.28
Net realized and unrealized gain (loss) on investments	2.88	12.90	(1.83)	(0.41)	4.64	3.59
Total from investment operations	3.00	13.18	(1.52)	(0.02)	4.95	3.87

Less Distributions:
From net investment income	-	(0.26)	(0.36)	(0.29)	(0.23)	(0.17)
Total distributions	-	(0.26)	(0.36)	(0.29)	(0.23)	(0.17)

Net asset value, end of period	$47.79	$44.79	$31.87	$33.75	$34.06	$29.34

Total return[2]	6.68%[4]	41.40%	(4.64)%	0.09%	16.89%	15.19%
Total return at market price[3]	7.30%[4]	42.40%	(5.35)%	(0.08)%	16.73%	16.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$200,700	$183,659	$130,671	$131,628	$132,826	$73,354

Ratio of expenses to average net assets	0.75%[5]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.50%[5]	0.70%	0.92%	1.19%	0.94%	1.05%

Portfolio turnover rate	21%[4,6]	31%[6]	19%[6]	18%[6]	10%[6]	47%[6]

[1]	Based on average shares outstanding during the period.

[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2021 (Unaudited)

Note 1 – Organization

Knowledge Leaders Developed World ETF (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”).

The Fund commenced investment operations on May 25, 2020 following the tax-free reorganization of the Knowledge Leaders Developed World ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, into the Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of Exchange Listed Funds Trust on February 25, 2020, the Trust’s Board of Trustees on March 12, 2020, and by shareholders of the Predecessor Fund on May 18, 2020. The tax-free reorganization was accomplished as of the close of business on May 22, 2020. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted below:

Shares Issued	Net Assets
4,100,001	$133,822,264

The net unrealized appreciation of investments transferred was $4,234,983 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing NAV of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $1,800, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $3,500, regardless of the number of Creation Units created in the transaction.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2018-2021 and as of and during the six months ended October 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At October 31, 2021, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$147,999,803

Gross unrealized appreciation	$53,617,594
Gross unrealized depreciation	(3,970,422)
Net unrealized appreciation on investments	$49,647,172

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

As of April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$640,536
Undistributed long-term capital gains	-
Tax distributable earnings	640,536

Accumulated capital and other losses	(9,552,223)

Net unrealized appreciation on investments	50,459,863
Net unrealized appreciation on foreign currency translations	7,102

Total accumulated earnings	$41,555,278

As of the tax year ended April 30, 2021, the Fund had $2,611,852 of short-term and $6,940,371 of long-term non-expiring accumulated capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended April 30, 2021 and April 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$1,052,798	$1,457,405
Net long-term capital gains	-	-
Total distributions paid	$1,052,798	$1,457,405

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Knowledge Leaders Developed World ETF	$53,126,591	$7,904,964

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Knowledge Leaders Developed World ETF	$25,822,454	$66,792,914	$26,632,238

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Fund to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Fund.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$197,627,785	$-	$-	$197,627,785
Warrants	19,190	-	-	19,190
Total Investments	$197,646,975	$-	$-	$197,646,975

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 29, 2021, to shareholders of record on December 23, 2021 as follows:

Long Term Capital Gain	Short Term Capital Gain	Income
$ 0.00000	$ 0.00000	$ 0.23305

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Knowledge Leaders Developed World ETF

EXPENSE EXAMPLE

For the Six Months Ended October 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/21	10/31/21	5/1/21-10/31/21
Actual Performance	$1,000.00	$1,066.80	$3.91
Hypothetical (5% annual return before expenses)	1,000.00	1,021.43	3.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
Knowledge Leaders Developed World ETF	KLDW	461 43U 849

Privacy Principles of the Knowledge Leaders Developed World ETF for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Knowledge Leaders Developed World ETF for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 428-3525 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 428-3525 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 428-3525.

Knowledge Leaders Developed World ETF

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 428-3525

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/07/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/07/2022